UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
October 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%
	Shares	Value
CONSUMER DISCRETIONARY — 9.9%
Allison Transmission Holdings	11,000	$267,850
Gentherm *	20,240	472,604
GNC Holdings, Cl A	11,800	694,076
McDonald’s	7,058	681,238
Morningstar	4,341	348,539
NIKE, Cl B	7,519	569,639
Nordstrom	13,429	812,052
Select Comfort *	19,500	357,240
Tupperware Brands	3,000	268,950

		4,472,188

CONSUMER STAPLES — 10.4%
Colgate-Palmolive	11,998	776,630
Diageo ADR	5,363	684,265
Nestle ADR	10,779	780,507
PepsiCo	8,017	674,150
Reckitt Benckiser Group	9,439	733,726
Tesco	69,615	406,526
Wal-Mart Stores	8,243	632,650

		4,688,454

ENERGY — 7.8%
Apache	6,383	566,810
Chevron	7,930	951,283
Geospace Technologies *	4,860	473,461
Schlumberger	11,147	1,044,697
Transocean	9,709	457,003

		3,493,254

FINANCIALS — 17.5%
Aflac	11,059	718,614
American Express	13,400	1,096,120
Berkshire Hathaway, Cl B *	9,589	1,103,502
BlackRock, Cl A	2,702	812,789
Capital One Financial	13,713	941,672

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
October 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Goldman Sachs Group	3,354	$539,524
HSBC Holdings ADR	13,478	741,829
IntercontinentalExchange	2,419	466,214
JPMorgan Chase	8,559	441,131
Markel *	876	463,991
PNC Financial Services Group	7,680	564,710

		7,890,096

HEALTH CARE — 14.2%
Abbott Laboratories	19,923	728,186
Air Methods *	9,100	397,852
Baxter International	10,400	685,048
Gilead Sciences	9,550	677,954
Johnson & Johnson	9,928	919,432
McKesson	6,447	1,007,924
Mednax *	5,588	609,204
Mettler-Toledo International *	1,902	470,669
Thermo Fisher Scientific	9,315	910,821

		6,407,090

INDUSTRIALS — 14.8%
3M	9,713	1,222,381
ABB ADR	30,742	782,999
CSX	17,579	458,109
Graco	3,330	257,276
Illinois Tool Works	10,973	864,562
Komatsu	21,949	477,686
Orbital Sciences *	20,000	461,400
Precision Castparts	4,007	1,015,574
United Technologies	6,295	668,844
Waste Management	10,580	460,653

		6,669,484

INFORMATION TECHNOLOGY — 18.1%
Accenture, Cl A	12,119	890,747
Amphenol, Cl A	11,267	904,628

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
October 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Global Payments	6,527	$388,226
Microsoft	24,521	866,817
NeuStar, Cl A *	9,097	417,734
Paychex	11,271	476,312
Qualcomm	12,141	843,435
SAP ADR	8,996	704,837
Syntel *	7,595	651,955
Taiwan Semiconductor Manufacturing ADR	41,291	760,167
Texas Instruments	11,398	479,628
WEX *	2,700	252,045
Zebra Technologies, Cl A *	10,158	490,733

		8,127,264

MATERIALS — 0.7%
BHP Billiton ADR	4,186	295,908

TELECOMMUNICATION SERVICES — 1.8%
Vodafone Group ADR	22,238	818,803

TOTAL COMMON STOCK (Cost $26,835,439)		42,862,541

EXCHANGE TRADED FUNDS — 3.8%
iShares MSCI All Country Asia Ex-Japan Index Fund	6,592	396,905
WisdomTree Japan Hedged Equity Fund	26,931	1,284,070

TOTAL EXCHANGE TRADED FUNDS (Cost $1,382,529)		1,680,975

THE ADVISORS’ INNER CIRCLE FUND II	CLEAR RIVER FUND
October 31, 2013
(Unaudited)

CASH EQUIVALENT — 1.1%
	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio — Institutional, 0.030% (A) (Cost $507,382)	507,382	$507,382

TOTAL INVESTMENTS — 100.1% (Cost $28,725,350) †		$45,050,898

Percentages are based on Net Assets of $45,008,198.

†	At October 31, 2013, the tax basis cost of the Fund’s investments was $28,725,350, and the unrealized appreciation and depreciation were $16,366,203 and $(40,655), respectively.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of October 31, 2013.

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

As of October 31, 2013, all of the Fund’s investments were Level 1. There were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements

LHI-QH-001-1000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 30, 2013